Business Combination and Recapitalization (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination And Recapitalization [Abstract]
Schedule of Net Liabilities of LMAO

Other receivables	$16
Prepaid expenses	1,871
Accrued expenses	(82)
Public warrants liability	(1,241)
Private placement warrants liability	(6,688)
LMFAO note payable	(2,785)
Maxim note payable	(1,973)

$(10,882)

Summary of Changes in Convertible Preferred Stock and Stockholders' Deficit
The table below summarizes the shares of Class A common stock issued immediately after the Closing as well as the impact of the transaction on the consolidated statements of changes in convertible preferred stock and stockholders’ deficit as of October 28, 2022.

	Common Shares		Additional Paid-In Capital
($ in thousands)	Shares	Amount
SPAC financing	4,162,040	$—	$(921)
Public warrants liability reclassified to equity	—	—	1,241
Private Placement warrants liability reclassified to equity	—	—	6,688
Transaction costs	—	—	(3,714)

Reverse recapitalization on October 28, 2022	4,162,040	$—	$3,294